Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Measuring inventories [Abstract]
Summary of Breakdown of Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

	At December 31,
(€ thousands)	2022	2021
Raw materials, ancillary materials and consumables	61,822	42,255
Work-in-progress and semi-finished products	63,019	50,703
Finished goods	286,010	245,517
Total inventories	410,851	338,475

Schedule of Changes in Provision for Slow Moving and Obsolete Inventories
The following table provides the changes in the total provision for slow moving and obsolete inventories for the years ended December 31, 2022 and 2021.

	2022	2021
At January 1,	(136,822)	(120,098)
Provisions	(28,561)	(29,600)
Utilizations and releases	22,707	17,618
Exchange differences and other changes	(5,143)	(4,742)
At December 31,	(147,819)	(136,822)